Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Revenue from External Customers by Geography
The amount of this revenue from external customers, by geography, is shown in the table below:

	December 31, 2021	December 31, 2020	December 31, 2019
Brazil	66,464	56,485	43,435
Latin America – except Brazil	48,038	36,486	14,979
Rest of the world	11,271	5,705	2,913

Total revenue by region	125,773	98,676	61,327

Summary of Total of Right-of-use Assets, Property and Equipment and Intangible Assets, Broken Down by Location of the Assets
The total of
right-of-use
assets, property and equipment and intangible assets, broken down by location of the assets, is shown in the following table:

	December 31, 2021	December 31, 2020
Brazil	21,953	19,398
Latin America – except Brazil	1,085	922
Rest of the world (i)	20,500	4,400

Total non-current assets by region	43,538	24,720

(i)	The increase in the Rest of the world non-current assets refers mainly to Workarea acquisition. For details, refer to note 3.2.

Summary of Depreciation is Calculated on a Straight-line, and the Assets
The depreciation is calculated on a straight-line, and the assets have the following useful lives:

Class of Property and equipment	Useful life (years)
Machinery and equipment	10
Computers and peripherals	5
Furniture and fixtures	10
Leasehold improvements	2-8